Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	May 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 3,317,890	$ 64,414,511		$ 3,940,727	$ 76,506,447	$ 39,989,781	$ 60,621,631
Customers, net	5,517,435	107,117,145			101,259,081
Sundry debtors		40,074,758			37,034,460
Investments in joint ventures and associates	105,281	2,043,966			2,254,952
Other assets		45,040,403			40,787,153
Financial liabilities measured at fair value					(13,636,086)
Suppliers	(14,538,008)	(282,245,250)			(264,056,358)
Accounts and accrued expenses payable	$ (4,213,823)	(81,808,426)			(32,015,808)
Leases		(51,131,575)			(59,351,649)	$ (63,184,128)
Debt		(1,853,421,785)	$ (1,984,689)		(2,211,701,630)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(22,242,056)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		12,755,568			12,473,967
Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		370,317			448,949
Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds		108,062,414			109,124,514
Total carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		13,125,885			12,922,916
Cash and cash equivalents		64,414,511			76,506,447
Customers, net		107,117,145			101,259,081
Officials and employees		4,965,645			3,752,693
Sundry debtors		40,074,758			37,034,460
Investments in joint ventures and associates		2,043,966			2,254,952
Notes receivable		1,334,126			1,646,290
Other assets		4,602,021			4,537,481
Financial assets not measured at fair value		334,731,689			337,846,759
Financial liabilities measured at fair value		(22,242,056)			(13,636,086)
Suppliers		(282,245,250)			(264,056,358)
Accounts and accrued expenses payable		(81,808,426)			(32,015,808)
Leases		(51,131,575)			(59,351,648)
Debt		(2,091,463,996)			(2,249,695,894)
Total		(2,506,649,247)			(2,605,119,708)
Total carrying amount | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Suppliers		(282,245,250)			(264,056,358)
Accounts and accrued expenses payable		(81,808,426)			(32,015,808)
Leases		(51,131,575)			(59,351,648)
Debt		(2,091,463,996)			(2,249,695,894)
Total		(2,506,649,247)			(2,605,119,708)
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(22,242,056)			(13,636,086)
Total carrying amount | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		12,755,568			12,473,967
Financial liabilities measured at fair value		(22,242,056)			(13,636,086)
Total carrying amount | FVTPL | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(22,242,056)			(13,636,086)
Total carrying amount | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		370,317			448,949
Total carrying amount | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		64,414,511			76,506,447
Customers, net		107,117,145			101,259,081
Officials and employees		4,965,645			3,752,693
Sundry debtors		40,074,758			37,034,460
Investments in joint ventures and associates		2,043,966			2,254,952
Notes receivable		1,334,126			1,646,290
Other assets		4,602,021			4,537,481
Financial assets not measured at fair value		334,731,689			337,846,759
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		12,755,568			12,473,967
Total carrying amount | Derivative financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		12,755,568			12,473,967
Total carrying amount | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		370,317			448,949
Total carrying amount | Equity instruments | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		370,317			448,949
Total carrying amount | Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds		110,179,517			110,855,356
Total carrying amount | Mexican Government Bonds | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds		110,179,517			110,855,356
Level 1 | Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds		108,062,414			109,124,514
Level 2
Disclosure of detailed information about financial instruments [line items]
Debt		(1,853,421,785)			(2,211,701,630)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(22,242,056)			(13,636,086)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		12,755,568			12,473,967
Level 2 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		$ 370,317			$ 448,949